Income taxes - Reconciliation of effective tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Income taxes:
Loss before income taxes		$ (31,757)		$ (26,008)
Tax using the Company's domestic tax rate		(8,416)		(6,918)
Change in unrecognized deductible temporary differences		7,062		6,456
Difference in tax rate of foreign subsidiary		107		14
Effect of change in tax rate	$ 0		$ 25	25
Non-deductible stock option expense		1,270		428
Permanent differences and other items		$ (23)		$ (5)
Applicable statutory tax rate	26.50%	26.50%	26.60%	26.60%
Canadian operations
Income taxes:
Loss before income taxes		$ (29,807)		$ (25,757)
US operations
Income taxes:
Loss before income taxes		$ (1,950)		$ (251)
Quebec
Income taxes:
Applicable statutory tax rate	11.50%	11.50%	11.60%	11.60%